Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Shares subject to option
Balance at Dec. 31, 2011	86,803,492
Granted	10,263,505
Exercised	(1,959,313)
Canceled/Expired	(12,747,818)
Balance at Dec. 31, 2012	82,359,866
Vested and expected to vest at Dec. 31, 2012	81,697,966
Exercisable at Dec. 31, 2012	57,710,802
Weighted-average exercise price
Balance at Dec. 31, 2011	$ 33.32
Granted	$ 22.03
Exercised	$ 20.86
Canceled/Expired	$ 38.62
Balance at Dec. 31, 2012	$ 31.39
Vested and expected to vest at Dec. 31, 2012	$ 31.45
Exercisable at Dec. 31, 2012	$ 33.95
Weighted-average remaining contractual term (in years)
Balance at Dec. 31, 2011	5 years 2 months 12 days
Balance at Dec. 31, 2012	5 years 4 months 24 days
Vested and expected to vest at Dec. 31, 2012	5 years 4 months 24 days
Exercisable at Dec. 31, 2012	4 years 2 months 12 days